Document and Entity Information	Feb. 28, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Securities Act File Number	001-33892
Entity Registrant Name	AMC ENTERTAINMENT HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0303916
Entity Address, Address Line One	One AMC Way
Entity Address, Address Line Two	11500 Ash Street
Entity Address, State or Province	KS
Entity Address, City or Town	Leawood
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	213-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001411579
Amendment Flag	false
Class A common stock
Document Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	AMC
Security Exchange Name	NYSE
AMC Preferred Equity Units [Member]
Document Information [Line Items]
Title of 12(b) Security	AMC Preferred Equity Units, each constituting
Trading Symbol	APE
Security Exchange Name	NYSE